Fair Value Measurements - Summary of Significant Unobservable Inputs (Detail) - Discounted Cash Flows [Member] - Guarantees [Member]	Dec. 31, 2019	Dec. 31, 2018
Discount Rates [Member] | Weighted Average [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unobservable Input, rates	4.35	4.89
Expected Delinquency Rates [Member] | Minimum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unobservable Input, rates	7.57	0.32
Expected Delinquency Rates [Member] | Maximum [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unobservable Input, rates	10.20	10.47